SCHEDULE OF REPORTABLE SEGMENT ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Reportable segment assets	$ 14,378,372	$ 40,808,071
Reportable segment liabilities	(10,607,521)	(31,699,979)
Direct purchase ODM [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	14,035,272	12,143,525
Reportable segment liabilities	(9,290,872)	(14,420,451)
Manufacturing [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets		28,500,105
Reportable segment liabilities		(15,186,711)
Unallocated [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	343,100	164,441
Reportable segment liabilities	(1,316,649)	(2,092,817)
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	14,378,372	40,808,071
Reportable segment liabilities	$ (10,607,521)	$ (31,699,979)